Credit risk exposure and allowances - Disclosure of Impairment Losses (Details) - Accumulated impairment [member] - Financial assets at amortized cost and fair value through other comprehensive income, category [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	$ 1,718,813,773	$ 1,641,609,338
Loss allowances on loan commitments and financial guarantees	173,409,861	183,844,788
Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	3,546,129	361,225
Loss allowances on loan commitments and financial guarantees	(2,203,697)	(4,105,767)
Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	5,106,875	2,385,807
Loss allowances on loan commitments and financial guarantees	4,561,000	2,997,496
Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(85,988)	186,201
Loss allowances on loan commitments and financial guarantees	(202,071)	(124,954)
Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(829,428)	4,533,390
Loss allowances on loan commitments and financial guarantees	(22,549)	12,979
Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	256,005,517	174,551,289
Loss allowances on loan commitments and financial guarantees	93,485,289	24,825,531
New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	6,715,953,889	6,550,263,902
New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	116,082,960	186,559,188
Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(5,943,491,459)	(5,994,768,064)
Loss allowances on loan commitments and financial guarantees	(64,444,978)	(155,365,741)
Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(12,623,559)	(10,398,112)
Loss allowances on loan commitments and financial guarantees	(120)	(275)
Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	25,503,968	15,258,672
Loss allowances on loan commitments and financial guarantees	9,852,766	2,796,414
Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,077,935,529)	(665,169,875)
Loss allowances on loan commitments and financial guarantees	(117,140,123)	(68,029,798)
Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,689,964,188	1,718,813,773
Loss allowances on loan commitments and financial guarantees	213,378,338	173,409,861
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,455,902,844	1,400,280,463
Loss allowances on loan commitments and financial guarantees	160,736,610	169,423,558
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(151,303,035)	(203,614,089)
Loss allowances on loan commitments and financial guarantees	(40,201,731)	(33,218,798)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	116,216,684	155,051,862
Loss allowances on loan commitments and financial guarantees	30,575,846	32,338,986
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(3,001,415)	(3,238,122)
Loss allowances on loan commitments and financial guarantees	(233,694)	(209,292)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	671,480	463,463
Loss allowances on loan commitments and financial guarantees	65,747	87,526
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	196,195,650	109,073,724
Loss allowances on loan commitments and financial guarantees	89,549,938	18,915,074
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	6,450,063,254	6,324,679,419
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	111,344,215	182,751,355
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(5,751,165,645)	(5,769,228,913)
Loss allowances on loan commitments and financial guarantees	(58,819,804)	(149,716,767)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	0	0
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	19,679,472	8,782,029
Loss allowances on loan commitments and financial guarantees	9,370,331	2,508,711
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(908,619,869)	(566,346,992)
Loss allowances on loan commitments and financial guarantees	(107,485,081)	(62,143,743)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,424,639,420	1,455,902,844
Loss allowances on loan commitments and financial guarantees	194,902,377	160,736,610
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	234,281,488	212,843,659
Loss allowances on loan commitments and financial guarantees	12,408,071	14,094,794
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	154,848,316	203,975,314
Loss allowances on loan commitments and financial guarantees	37,998,034	29,113,031
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(110,975,519)	(147,379,828)
Loss allowances on loan commitments and financial guarantees	(26,014,532)	(29,054,139)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(17,006,213)	(25,782,961)
Loss allowances on loan commitments and financial guarantees	(158,718)	(197,109)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,548,859	82,293,072
Loss allowances on loan commitments and financial guarantees	50,220	94,915
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	65,845,780	(58,353,768)
Loss allowances on loan commitments and financial guarantees	3,946,025	5,354,194
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	247,615,076	215,048,407
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	4,702,307	3,483,767
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(175,700,073)	(167,131,831)
Loss allowances on loan commitments and financial guarantees	(5,520,080)	(5,055,286)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	609	534
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	3,862,987	4,558,975
Loss allowances on loan commitments and financial guarantees	482,435	219,286
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(156,005,021)	(85,790,085)
Loss allowances on loan commitments and financial guarantees	(9,546,505)	(5,645,382)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	248,316,289	234,281,488
Loss allowances on loan commitments and financial guarantees	18,347,257	12,408,071
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	9,888,917	12,500,693
Loss allowances on loan commitments and financial guarantees	189,705	300,114
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	848
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(134,290)	(5,286,227)
Loss allowances on loan commitments and financial guarantees	(314)	(287,351)
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(583,205)	(438,703)
Loss allowances on loan commitments and financial guarantees	(1,596)	(1,860)
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	304,202	24,887
Loss allowances on loan commitments and financial guarantees	237
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(4,334,618)	11,395,731
Loss allowances on loan commitments and financial guarantees	(27,021)	564,881
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	15,514,068	7,917,200
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	12,276	298,834
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(12,801,962)	(12,674,671)
Loss allowances on loan commitments and financial guarantees	(48,435)	(536,092)
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,467,659	1,520,226
Loss allowances on loan commitments and financial guarantees		68,417
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(4,893,932)	(5,070,219)
Loss allowances on loan commitments and financial guarantees	(63,250)	(217,238)
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	4,427,687	9,888,917
Loss allowances on loan commitments and financial guarantees	61,602	189,705
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	12,834,257	8,640,687
Loss allowances on loan commitments and financial guarantees	75,399	24,869
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	19,907,890	29,198,578
Loss allowances on loan commitments and financial guarantees	188,881	283,307
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(3,029,020)	(77,948,859)
Loss allowances on loan commitments and financial guarantees	(131,646)	(169,462)
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,912,889)	111,675,704
Loss allowances on loan commitments and financial guarantees	10,312	(7,519)
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,595,079	1,358,592
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	24,162	25,232
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(3,536,733)	(44,462,014)
Loss allowances on loan commitments and financial guarantees	(56,659)	(57,596)
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(8,943,339)	(10,281,400)
Loss allowances on loan commitments and financial guarantees	(120)	(275)
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	3,309	3,243
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(6,888,934)	(5,350,274)
Loss allowances on loan commitments and financial guarantees	(43,384)	(23,157)
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	11,029,620	12,834,257
Loss allowances on loan commitments and financial guarantees	66,945	75,399
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	5,906,267	7,343,836
Loss allowances on loan commitments and financial guarantees	76	1,453
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	596,955	447,409
Loss allowances on loan commitments and financial guarantees	3,056
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(324,949)	(299,173)
Loss allowances on loan commitments and financial guarantees	(7,107)
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	211,594	759,898
Loss allowances on loan commitments and financial guarantees	6,035	(1,099)
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	166,412	1,260,284
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(287,046)	(1,270,635)
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(3,680,829)	(117,246)
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	490,541	394,199
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,527,773)	(2,612,305)
Loss allowances on loan commitments and financial guarantees	(1,903)	(278)
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,551,172	5,906,267
Loss allowances on loan commitments and financial guarantees	$ 157	$ 76